Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Shares subject to possible redemption	20,000,000	20,000,000
Redemption value of per share (in Dollars per share)	$ 10.34	$ 10.34
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	945,715	945,715
Ordinary shares, shares outstanding	945,715	945,715
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000